Stockholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 11, 2021	Aug. 11, 2021	Sep. 30, 2022	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 08, 2022	Jun. 30, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares received of common stock					5,726,864
Earn out shares, description					was at or above $15 (but below $20), 50% of the Earnout Shares will be issued; and
Fair value of earn out shares					$ 32.4
Earnout shares issued				0	0
Value of additional payment of common stock				$ 5.0	$ 5.0
Earnout payment in cash					50.00%
Earnout payment in stock					50.00%
Stock Repurchase Program, Authorized Amount							$ 30.0
Repurchases of common stock						2,871,894
Average price of share repurchased						$ 9.04
Private Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants to purchase of common stock				7,646,453	8,000,000
Public Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants to purchase of common stock				18,000,000	18,000,000
Exercise price per share of warrants outstanding				$ 11.5	$ 11.5
Closing price of common stock trading period			20 days
Closing Price Of Common Stock Trading Period, Maximum number of days			30 days
Warrant, exercise price, Increase			$ 18
Expiration period of warrants exercisable after the commencement date	5 years	5 years
Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price per share of warrants outstanding				$ 11.5	$ 11.5
Restricted stock units vested (in shares)				233,311
Shares paid for tax withholding (in shares)				29,655
Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants to purchase of common stock				25,646,453	25,646,453
Warrants repurchased					171,994	181,553
Repurchases of common stock					171,994	181,553
Shares repurchased, price per share					$ 1	$ 1.46
Treasury Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Repurchases of common stock						2,871,894
Stock repurchased during period, value					$ 0.2	$ 26.3
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Contractual life				10 years	10 years
Required maximum volume weighted average price per common stock for exercise of vested options				$ 12.5	$ 12.5
Unrecognized compensation expense to stock option				$ 3.3	$ 4.4
Weighted Average Grant Date Fair Value					$ 1.27	$ 3.27
Minimum risk-free interest rate					1.80%
Risk-free interest rate						1.80%
Maximum risk-free interest rate					3.90%
Expected term						5 years 6 months
Minimum expected volatility					29.70%
Expected volatility						40.00%
Maximum expected volatility					50.00%
Expected dividend yield					0.00%	0.00%
Weighted average period				5 years	4 years 6 months
Stock options exercisable				932,813	705,342
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense to stock option				$ 3.0	$ 3.0
Weighted Average Grant Date Fair Value				$ 2.32	$ 4.98	$ 0		$ 8.14
Weighted average period				2 years 4 months 24 days	2 years 7 months 6 days
Restricted stock units issued				151,052
Restricted stock units vested (in shares)				233,311	840,186
Shares paid for tax withholding (in shares)					297,212
Restricted stock units forfeited				132,881	569,489	0
Minimum | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term					5 years 6 months
Maximum | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term					7 years 4 months 24 days
Share Repurchase Plan | Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Repurchase of warrants					353,547
2021 Omnibus Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reserved shares of stock for issuance					11,200,000
Prior to May 17, 2023 | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of stock options expected to vest after eighteen months of grant date				25.00%	25.00%
Percentage of stock options expected to vest on each of second, third and fourth anniversary of the grant date				25.00%	25.00%
Prior to May 17, 2023 | Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units vesting percentage				25.00%	25.00%
Subsequent to May 17, 2023 | Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of stock options expected to vest on each of second, third and fourth anniversary of the grant date				25.00%	25.00%
Percentage of stock options expected to vest after twelve months of grant date				25.00%	25.00%
Subsequent to May 17, 2023 | Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted stock units vesting percentage				25.00%	25.00%